Submission	Jun. 25, 2025
Submission [Line Items]
Central Index Key	0000918608
Registrant Name	ELDORADO GOLD CORP /FI
Registration File Number	333-288100
Form Type	F-10
Submission Type	F-10/A
Fee Exhibit Type	EX-FILING FEES